Note 10 - Revolving Credit Facility (Details Textual) - USD ($) $ in Millions		12 Months Ended
	Jun. 12, 2024	Jun. 30, 2024	Jun. 30, 2023	Mar. 24, 2024
Line of Credit Facility, Remaining Borrowing Capacity		$ 5.6
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	Secured Overnight Financing Rate (SOFR) [Member]
Eclipse Business Capital LLC Loan Agreement [Member] | Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 14.5
Debt Instrument, Basis Spread on Variable Rate	4.50%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.50%
Debt Instrument, Interest Rate, Effective Percentage		9.90%
Line of Credit Facility, Termination, Fee, Percentage of Commitment, Terminated On or Before June 12, 2025				2.00%
Line of Credit Facility, Termination, Fee, Percentage of Commitment, Terminated Between June 12, 2025 and June 12, 2026				1.00%
Line of Credit Facility, Termination, Fee, Percentage of Commitment, Terminated Between June 12, 2026 and June 12, 2028				0.50%
Debt Issuance Costs, Current, Net		$ 0.1
Debt Issuance Costs, Net		0.2
Interest Expense, Debt		0.1	$ 0.7
Long-Term Line of Credit		2.4	$ 1.6
Line of Credit Facility, Remaining Borrowing Capacity		$ 5.6